Restricted Share Units (Details) - Schedule of restricted share units - $ / shares	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Schedule Of Restricted Share Units Abstract
Number of RSUs, Beginning balance
Weighted average issue price, Beginning balance
Number of RSUs, Granted	51,339	6,667
Weighted average issue price, Granted	$ 10.57	$ 23.1
Number of RSUs, Vested	(42,006)	(6,667)
Weighted average issue price, Vested	$ 11.07	$ 23.1
Number of RSUs, Ending balance	9,333
Weighted average issue price, Ending balance	$ 8.3